Bank Loans (Details) - Schedule of bank loans represent the amounts due to various banks - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Short-term bank loans:
Short-term bank loans		$ 4,998	$ 5,160
Long-term bank loan:
Total bank loan		4,998	6,534
Long-term bank loan [Member] | Loan from Huaxia Bank [Member]
Long-term bank loan:
Long-term bank loan			1,374
Loan from Bank of Beijing [Member] | Short-term bank loans [Member]
Short-term bank loans:
Short-term bank loans	[1]	464	452
Loan from China Merchants Bank [Member] | Short-term bank loans [Member]
Short-term bank loans:
Short-term bank loans	[2]	1,560	3,023
Loan from Huaxia Bank [Member] | Short-term bank loans [Member]
Short-term bank loans:
Short-term bank loans	[3]	1,406	152
Loan from Xiamen International Bank [Member] | Short-term bank loans [Member]
Short-term bank loans:
Short-term bank loans	[4]	$ 1,568	$ 1,533

[1]

On December 9, 2020, Glory Star Beijing entered into a loan agreement with Bank of Beijing to borrow $460 as working capital for one year, with maturity date of December 9, 2021. The loan bears a fixed interest rate of 4.76% per annum. The Company incurred guarantee fee in the amount of $8 for the loan of which the unamortized balance was $8 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.57% as of December 31, 2020. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors. The loan was fully repaid on December 9, 2021.

On December 28, 2021, Glory Star Beijing entered into a loan agreement with Bank of Beijing to borrow $471 as working capital for one year, with maturity date of December 23, 2022. The loan bears a fixed interest rate of 3.80% per annum. The Company incurred guarantee fee in the amount of $7 for the loan of which the unamortized balance was $7 as of December 31, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 5.29% as of December 31, 2021. The loan is guaranteed by Beijing Shichuangtongsheng Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

[2]

In December 2019, Glory Star Beijing entered into a two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On January 6, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on January 5, 2021.The loan bears a fixed interest rate of 4.785%. The Company incurred guarantee fee in the amount of $35 for the loan. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 7.23%. The loan was fully repaid on December 30, 2020. The same amount of loan was reissued on the same date with a fixed interest rate of 4.45%. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $35 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.89% as of December 31, 2020. The loans are guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company. The loan was fully repaid on December 29, 2021.

In March 2020, Glory Star Beijing entered into another two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On March 27, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on March 26, 2021. The loan bears a fixed interest rate of 4.3%. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $8 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.73% as of December 31, 2020. The loan was fully repaid on March 26, 2021. Glory Star Beijing made a withdraw of $1,568 on the same date with a fixed interest rate of 4.5%. The loan will be due on March 21, 2022. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $8 as of December 31, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.94% as of December 31, 2021. The loan is guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company.

[3]	In March, 2020, Glory Star Beijing entered into a two-year credit facility agreement of maximum $1,533 with Huaxia Bank. On March 23, 2020, Glory Star Beijing made a withdrawal of $1,533, $153 of which will be due on March 21, 2021 and the remaining of $1,380 will be due on March 23, 2022. The loan bears a fixed interest rate of 6.09% per annum. The Company incurred guarantee fee in the amount of $3 and $26 for the loan’s short-term portion and long-term portion of which the unamortized balance was $1 and $6 as of December 31, 2020, respectively. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 8.13% as of December 31, 2020. The Company repaid the $153 on March 21, 2021. As of December 31, 2021, the outstanding balance was $1,412 which will be due on March 23, 2022.The Company incurred guarantee fee in the amount of $33 for the remaining loan of which the unamortized balance was $6 as of December 31, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 8.13% as of December 31, 2021. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. Horgos provided counter-guarantee to Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd with accounts receivable from Beijing iQYI Technology Co., Ltd. pledged as collateral and Mr. Zhang Bing, the Chairman of the Company’s board of directors, provided the additional guarantee.
[4]	On September 29, 2020, Leshare Beijing entered into a two-year credit facility agreement of maximum $1,073 and a one-year credit facility agreement of maximum $460 with Xiamen International Bank, respectively. On September 30, 2020, Leshare Beijing withdrew $1,073 and $460, respectively, both with maturity date of March 29, 2021. These loans bear fixed interest rate of 6.0% and 5.5% respectively. These loans are guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors. Both loans were repaid on March 4, 2021 and were reissued on the same date with the fixed interest rate of 6.0% and 5.5% respectively. The loans were repaid on September 3, 2021. On September 6, 2021, $1,097 was reissued with maturity date of March 5, 2022. On November 23, 2021, $471 was reissued with maturity date of May 22, 2022. Both loans bear a fixed interest rate of 6.0% per annum.